Other investments (Tables)	12 Months Ended
Dec. 31, 2018
Other investments
Schedule of other investments

	As of December 31, 2017
	Original	Unrealized	Accumulated	Transalation	Estimated
	cost	loss	impairment	difference	Fair value
	RMB	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	46,779	(442)	(48,634)	2,649	352
Available-for-sale debt securities (Note b)	160,314	—	(15,000)	616	145,930
Equity investments without readily determinable fair value (Note c)	586,712	—	(225,206)	26,134	387,640
Total	793,805	(442)	(288,840)	29,399	533,922

	As of December 31, 2018
	Original	Unrealized	Accumulated	Translation	Estimated
	cost	gains	impairment	difference	Fair value
	RMB	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	149,406	105,235	(48,634)	11,029	217,036
Available-for-sale debt securities (Note b)	160,314	—	(35,073)	5,117	130,358
Equity investments without readily determinable fair value (Note c)	1,231,238	68,163	(225,206)	48,962	1,123,157
Total	1,540,958	173,398	(308,913)	65,108	1,470,551

Note:

(a)Equity investments with readily determinable fair value

Gain on disposal of the investment was recorded to net income at the amount of RMB55,615 during the year ended December 31, 2017. The Group had no disposal during the years ended December 31, 2016 and 2018.

The Group recorded impairment loss RMB48,634 for year ended December 31, 2016, and no impairment losses for both year ended December 31, 2017 and 2018.

The Group recorded unrealized (loss) gain of nil, RMB(442) and RMB105,235 according to the fair value of the respectively investments during the year ended December 31, 2016, 2017 and 2018, respectively.

As a result of the adoption of ASU 2016-01 effective January 1, 2018, the change in fair value for all equity securities is required to be recorded within the consolidated statements of income and comprehensive income and thus the accumulated loss of RMB442 was reclassified from accumulated other comprehensive loss to the opening balance of retained earnings of the year ended December 31, 2018.

(b)Available-for-sale debt securities

The Group recorded impairment of nil,  RMB15,000 and RMB20,073 during year ended December 31, 2016, 2017 and 2018, respectively.

(c)Equity investments without readily determinable fair value

The principal additions during the year ended December 31, 2018 are as follows:

(i)In March 2018, the Group entered into definitive agreement and committed to invest up to US$250 million into a private equity fund. As of December 31, 2018, the Group invested RMB126.1 million to the fund.

(ii)In June 2018, the Group invested in Guofu Life Insurance Co., Ltd for consideration of RMB240.0 million, which mainly engaged in domestic insurance services.

(iii)In June 2018, the Group invested RMB144.4 million in a private company, which mainly engaged in global high-quality food sales via mobile apps.

During the year ended December 31, 2018, the Group recorded RMB68,163 unrealized gain for one of its unlisted equity investments based on observable price changes in orderly transaction for a similar investment. The Group recorded impairment loss of RMB65,940,  RMB118,026 and nil for year ended December 31, 2016, 2017 and 2018, respectively.